Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	SCT Total for PEO	CAP to PEO	Average SCT Total for Non-PEO Named Executive Officers	Average CAP to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
Year	($)(1)	($)(2)	($)(1)	($)(3)	($)(4)	($)
2025	1,106,559	1,034,559	288,568	197,834	92.28	(5,780,246)
2024	251,032	251,032	284,615	260,322	109.04	(2,951,377)
2023	240,385	240,385	209,526	215,506	115.82	(144,613)

Named Executive Officers, Footnote [Text Block]

(1)	Amounts reported in these columns represent total compensation as reported in the Summary Compensation Table for Dr. Forkey, our PEO, and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Dr. Joseph Forkey	Wayne Coll, Mahesh Lawande
2024	Dr. Joseph Forkey	Wayne Coll, Mahesh Lawande
2023	Dr. Joseph Forkey	Daniel Habhegger, Jefferey DiRubio

Summary Compensation Table Total for PEO	$ 1,106,559	$ 251,032	$ 240,385
Compensation Actually Paid to PEO	$ 1,034,559	251,032	240,385
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Forkey for each year.

Adjustments to Determine CAP for PEO	2025	2024	2023
Total SCT for PEO	1,106,559	251,032	240,385
Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT	(742,000)	–	–
Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end	670,000	–	–
Total Adjustments	(72,000)	–	–
CAP for PEO	1,034,559	251,032	240,385

Average Summary Compensation Table Total for non-PEO Named Executive Officers	$ 288,568	284,615	209,526
Average Compensation Actually Paid to non-PEO Named Executive Officers	$ 197,834	260,322	215,506
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) and the average of the compensation actually paid to Non-PEO NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

Adjustments to Determine CAP for Non-PEO NEOs	2025	2024	2023
Average total SCT for non-PEO NEOs	288,568	284,615	209,526
Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT	(166,950)	–	(291,784)
Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end	150,750	–	274,000
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(45,217)	(17,489)	6,222
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year	(29,317)	(4,211)	3,765
Change in Fair Value of Awards Granted Prior to year that were modified during year	–	(2,593)	13,778
Total Adjustments	(90,734)	(24,293)	5,981
Average CAP for non-PEO NEOs	197,834	260,322	215,506

(4)	Assumes $100 invested on June 30, 2022, at the closing price on the last day of trading of our common stock and immediately prior to commencement of fiscal 2023.

CAP and Cumulative TSR

CAP and Cumulative TSR

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

CAP and Company Net Income

CAP and Company Net Income

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and our net income during the three most recently completed fiscal years.

Value of Initial Fixed $100 Investment Based On Total Shareholder Return	$ 92.28	109.04	115.82
Net Income/ (Loss)	$ (5,780,246)	$ (2,951,377)	$ (144,613)
PEO Name	Dr. Joseph Forkey	Dr. Joseph Forkey	Dr. Joseph Forkey
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (72,000)
PEO [Member] | Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(742,000)
PEO [Member] | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	670,000
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,734)	(24,293)	5,981
Non-PEO NEO [Member] | Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(166,950)		(291,784)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,750		274,000
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,217)	(17,489)	6,222
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,317)	(4,211)	3,765
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted Prior to year that were modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,593)	$ 13,778